Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS

The Group applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

 2016 Warrants are classified within Level 3. We estimated the fair value of these warrants as of December 31, 2016 and August 18, 2017 using the binomial-lattice option valuation model, based on the remaining contractual term of the warrants, risk-free interest rates and expected volatility of the price of the underlying Series D convertible redeemable preferred shares. The 2016 Warrants are then reclassified to equity following the Merger (Note 4). The assumptions used, including the market value of the underlying Series D convertible redeemable preferred shares and the expected volatility, were subjective unobservable inputs.

Liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2016
	US$	US$	US$	US$
Warrant liabilities	-	-	1,344	1,344

Liabilities	-	-	1,344	1,344

There are no assets and liabilities measured at fair value on a recurring basis as of December 31, 2017.

Warrant liabilities
US$

Fair value at January 1, 2016	-
Increase in liability	1,332
Changes in the fair value	12
Fair value at December 31, 2016	1,344
Changes in the fair value	200
Fair value at August 18, 2017	1,544
Transfer to permanent equity	(1,544)
Fair value at December 31, 2017	-